CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 8,149,480	$ 4,534,681	$ 13,868,850	$ 6,086,223	$ 21,786,149	$ 808,902
Cost of revenue	5,449,120	3,204,841	9,515,414	4,574,357	15,461,282	736,746
Gross profit	2,700,360	1,329,840	4,353,436	1,511,866	6,324,867	72,156
Selling, general and administrative expense ("SG&A")	3,226,357	4,522,284	6,706,130	6,141,746	13,109,333	5,006,718
INCOME (LOSS) FROM OPERATIONS	(525,997)	(3,192,444)	(2,352,694)	(4,629,880)	(6,784,466)	(4,934,562)
OTHER INCOME (EXPENSE):
Interest expense	(345,879)	(64,790)	(798,698)	(118,968)	(234,169)	(152,678)
Amortization of debt discounts	(129,878)	(342,294)	(305,192)	(348,453)	(1,376,934)	(16,772)
Impairment of Goodwill					(1,315,973)	(680,772)
Other income	9,406	147,039	43,640	147,039	384,008	0
Gain on settlement of debt					125,001	513,909
Warrant expense					0	(416,445)
Gain (loss) on change in fair value of derivative liability and equity securities					0	(76,627)
Loss on settlement of debt	(352,576)	0	(352,576)	0
Other expesnse, net	(818,927)	(260,045)	(1,412,826)	(320,382)	(2,418,067)	(829,385)
INCOME (LOSS) BEFORE INCOME TAXES	(1,344,924)	(3,452,489)	(3,765,520)	(4,950,262)	(9,202,533)	(5,763,947)
Income taxes	0	0	0	0	0	0
Net Loss	(1,344,924)	(3,452,489)	(3,765,520)	(4,950,262)	(9,202,533)	(5,763,947)
Loss (income) attributable to non-controlling interests	5,023	125,879	238,927	201,189	349,856	390,932
NET LOSS ATTRIBUTABLE TO SINGLEPOINT INC.	$ (1,339,901)	(3,326,610)	$ (3,526,593)	(4,749,073)	(9,202,533)	(5,763,947)
Deemed dividends - Series A Preferred shares	10,568,730		10,568,730
NET INCOME (LOSS) ATTRIBUTABLE TO SINGLEPOINT INC. STOCKHOLDERS	$ 9,228,829	$ (3,326,610)	$ 7,042,137	$ (4,749,073)	$ (8,852,677)	$ (5,373,015)
Net income (loss) per share - basic	$ 0.01	$ (0.04)	$ 0.01	$ (0.06)
Net income (loss) per share - diluted	$ 0.01	$ (0.04)	$ 0.01	$ (0.06)
Weighted average shares outstanding - basic	1,448,694,787	84,951,404	787,069,367	78,205,892
Weighted average shares outstanding - diluted	1,757,476,050	84,951,404	1,095,850,630	78,205,892
Net income (loss) per share - basic and diluted					$ (0.10)	$ (0.12)
Weighted average number of common shares outstanding - basic and diluted					89,429,042	43,847,537